Expense Example	Apr. 30, 2026 USD ($)
Kensington Managed Income Fund | Kensington Managed Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 658
Expense Example, with Redemption, 3 Years	1,041
Expense Example, with Redemption, 5 Years	1,448
Expense Example, with Redemption, 10 Years	2,581
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Kensington Managed Income Fund | Kensington Managed Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	367
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,400
Expense Example, with Redemption, 10 Years	2,973
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,344
Expense Example, with Redemption, 10 Years	2,368
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	346
Expense Example, with Redemption, 3 Years	758
Expense Example, with Redemption, 5 Years	1,296
Expense Example, with Redemption, 10 Years	2,766
Kensington Active Advantage Fund | Kensington Active Advantage Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,384
Kensington Defender Fund | Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	2,194
Class R Prospectus Member | Kensington Defender Fund | Kensington Defender Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	1,363
Expense Example, with Redemption, 10 Years	$ 2,909